EVENT AFTER THE REPORTING PERIOD	12 Months Ended
Mar. 31, 2015
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18.	EVENT AFTER THE REPORTING PERIOD

In April 2015, Hi-Lite has ceased operating under the BFDC Agreement. As a result of this, all of the Group’s future operations in China will be conducted through Nissin Shenzhen. The BFDC Agreement in Long Hua will be expired in March 2016.